Related Parties Balance and Transactions	12 Months Ended
Dec. 31, 2025
Related Parties Balance and Transactions [Abstract]
RELATED PARTIES BALANCE AND TRANSACTIONS

Note 13 — RELATED PARTIES BALANCE AND TRANSACTIONS

Name of related parties	Relationship with the Group
Nanjing Benyu Investments Management Limited	A company controlled by the management of a shareholder of the Group
Guangzhou Shennong Xuanpin Products Sales Co., Ltd.	A company controlled by the management of the Group
Guangzhou Zhiyao Cloud Technology Co., Ltd. (previously known as Guangzhou Guozhi Pharmaceutical Co., Ltd.)	A company controlled by the management of the Group
Guangzhou Aopolikang Biotechnology Co., Ltd.	A company controlled by the management of the Group
Guangzhou Liwan Linghai Medical Outpatients Department	A company invested by the Group
Guangzhou Aixiangbao Investment Limited Liability Partnership	A company controlled by the management of the Group
Chunong Diet Therapy (Guangzhou) Sales Co., Ltd.	A company controlled by the management of the Group
Zhenyang Shi	Chief Executive Officer (“CEO”) of the Group
Li Xu	CEO’s spouse
Wanmei Shi	CEO’s sister
Aihua Peng	Close relative of the management of a shareholder
Guoji Luo	Management of the Group
Yongan Zhong	Management of the Group
Dexiang Wei	Management of the Group
Yi Zhi	Management of the Group
Tibet Huijian Management Consulting Partnership (Limited Partnership) (previously known as Dazi Jinnuo Huijian Investment Management Partnership Enterprise (Limited Partnership))	A shareholder’s related party
Jiangsu Gaotou Bangsheng Venture Capital Partnership (Limited Partnership)	A shareholder of the Group
Nanjing Bangsheng Juyuan Venture Capital Partnership (Limited Partnership) (formerly known as Nanjing Bangsheng Juyuan Investment Management Partnership (Limited Partnership))	A shareholder of the Group
Guangdong Qicheng Youth Venture Capital Partnership (L.P.)	A shareholder of the Group
Guangzhou Golden Pomegranate Digital Media Co., Ltd. (before June 11, 2024)	A company controlled by the management of the Group
Name of related parties	Relationship with the Group
Shanghai Guohong Kaiyuan Investment Center (Limited Partnership)	A shareholder of the Group
Shanghai Chuangye Jieli Taili Venture Capital Center (L.P.)	A shareholder of the Group
Dan Hong (H.K.) Technology Limited	A shareholder of the Group
Shanghai Zhongwei Anjian Venture Capital Investment LLP (Limited Partnership)	A shareholder of the Group
Beijing HongShan Enterprise Information Management Consulting Center (Limited Partnership) (formerly known as Beijing Sequoia Enterprise Information Management Consulting Center (Limited Partnership))	A shareholder of the Group
Guangdong Ginkgo Guangbo Venture Capital Partnership (L.P.)	A shareholder of the Group
Shanghai Jinglin Jinghui Equity Investment Center (L.P.)	A shareholder of the Group
Shenzhen Sharing Precision Medical Investment Partnership (Limited Partnership)	A shareholder of the Group
Zhuhai Huajin Chuangying No.1 Equity Investment Fund Partnership (Limited Partnership)	A shareholder of the Group
Alps Innovation Limited	A shareholder of the Group
Neijiang Yunrui Investment Partnership (Limited Partnership)	A shareholder of the Group
Beijing Gaotejia Technology Partnership (Limited Partnership)	A shareholder of the Group
General technology Group Investment Management Co., Ltd.	A shareholder of the Group
Nova Compass Investment Limited	A shareholder of the Group
Guangzhou Hikvision Enterprise Management Consulting Service Partnership Enterprise (Limited Partnership)	A company controlled by the management of the Group
Guangzhou Qingbai Operation Management Co., Ltd.	A company controlled by the management of the Group
Guangzhou Pet Vision Information Technology Co., Ltd. (formerly known as Guangzhou Brother Youyi Business Internet Co. Ltd.) (after August 22, 2025)	A company controlled by the management of the Group

a) Accounts receivable — a related party

As of December 31, 2024 and 2025, the amount of accounts receivable — a related party consisted of the followings:

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
Guangzhou Zhiyao Cloud Technology Co., Ltd. (previously known as Guangzhou Guozhi Pharmaceutical Co., Ltd.)	424,259	831,436	118,894

b) Accounts payable — a related party

As of December 31, 2024 and 2025, the amount of accounts payable — a related party consisted of the followings:

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
Guangzhou Aopolikang Biotechnology Co., Ltd.	25,891	7,296	1,043

c) Amount due from related parties

The balance of due from related parties represents advances to the related parties. The balances advanced to the related parties are unsecured, non-interest bearing and due on demand. As of December 31, 2024 and 2025, amount due from related parties consisted of the followings:

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
Li Xu	99,610	—	—
Yi Zhi	25,676	185,676	26,551
Guangzhou Zhiyao Cloud Technology Co., Ltd. (previously known as Guangzhou Guozhi Pharmaceutical Co., Ltd.)	819,977	256,259	36,645
Guangzhou Liwan Linghai Medical Outpatients Department	4,687,724	3,040,772	434,825
Wanmei Shi	—	154,332	22,069
Total amount due from related parties	5,632,987	3,637,039	520,090

As of the filing of this report, partial collection has been made in respect of the amount due from Guangzhou Zhiyao Cloud Technology Co., Ltd. (previously known as Guangzhou Guozhi Pharmaceutical Co., Ltd.), the amount due from Guangzhou Liwan Linghai Medical Outpatients Department has been collected in full, and no collection has been made for the remaining amounts due from other relevant parties.

d) Amount due to related parties

As of December 31, 2024 and 2025, amount due to related parties consisted of the followings:

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
Zhenyang Shi*	25,739,395	32,376,056	4,629,714
Wanmei Shi	75,667	—	—
Aihua Peng*	6,881,778	7,674,638	1,097,459
Yongan Zhong	1,200	1,200	172
Nanjing Benyu Investments Management Limited*	4,017,178	4,675,397	668,573
Li Xu	—	30,500	4,361
Dexiang Wei*	66,533	56,533	8,084
Guoji Luo*	44,089	44,089	6,305
Guangzhou Shennong Xuanpin Products Sales Co., Ltd.	3,170	—	—
Guangzhou Pet Vision Information Technology Co., Ltd. (formerly known as Guangzhou Brother Youyi Business Internet Co. Ltd.) (after August 22, 2025)	—	1,108,451	158,506
Total amount due to related parties	36,829,010	45,966,864	6,573,174
*	The balances represent interest payable of the loans from the related parties. The balances are expected to be settled in accordance with the terms of the loans.

The above balances are without interest-bearing. Except interest payable, other balances due to related parties are due on demand.

e) Loans from related parties

As of December 31, 2025	Balance		Maturity Date	Effective Interest Rate	Collateral/ Guarantee
	RMB	US$
Loans from related parties, current
Nanjing Benyu Investments Management Limited****	3,000,000	428,994	June 30, 2026	10.00%	N/A
Aihua Peng	3,950,000	564,842	Due on demand	20.00%
Wanmei Shi	21,000	3,003	Due on demand	N/A
Li Xu	7,984,182	1,141,723	Due on demand	N/A	N/A
Yongan Zhong	2,685	384	Due on demand	N/A	N/A
Dexiang Wei***	184,087	26,324	Due on demand	N/A	N/A
Guoji Luo***	56,355	8,059	Due on demand	N/A	N/A
Total	15,198,309	2,173,329
Loans from related parties, noncurrent
Guangzhou Aixiangbao Investment Limited Liability Partnership*	221,040,859	31,608,422	August 10, 2030	N/A	N/A
Zhenyang Shi**	135,350,000	19,354,793	December 31, 2030	4.90%	N/A
Total	356,390,859	50,963,215
*	On August 10, 2021, the Group entered into tripartite agreements with Focus Media, Inc (“Focus Media”) and Guangzhou Aixiangbao Investment Limited Liability Partnership (“Aixiangbao”), 100% owned by Mr. Shi, pursuant to which the Group is released from being the obligor to Focus Media under the liability but the obligor to Aixiangbao as Aixiangbao assumed the obligation on behalf of the Group in the amount of RMB221.0 million, among which included payables ofRMB214.5 million for the year of 2020 and RMB6.5 million for the year of 2021. On September 10, 2021, the Group reached an agreement with Aixiangbao, pursuant to which the Group will not be required to repay the liability for five years and after then Aixiangbao can only require the Group to repay the liability in a non-cash method. In 2025, the agreement was renewed with maturity date of August 10, 2030.
**	The purpose of obtaining loans from Zhenyang Shi is to maintain the daily operation of the Group. In 2025, the loan was renewed with maturity date of December 31, 2030.
***	The related party loan balance as of December 31, 2024 with Dexiang Wei, Guoji Luo were partially repaid during twelve months ended December 31, 2025.
****	In 2025, the loan was renewed with maturity date of June 30, 2026.
As of December 31, 2024	Balance	Maturity Date	Effective Interest Rate	Collateral/ Guarantee
	RMB
Loans from related parties, current
Nanjing Benyu Investments Management Limited	7,100,000	June 30, 2025	10.00%	N/A
Aihua Peng	4,040,000	Due on demand	20.00%	N/A
Wanmei Shi	21,000	Due on demand	N/A	N/A
Li Xu	1,537,872	October 18, 2025	8.88%	N/A
Yongan Zhong	2,685	Due on demand	N/A	N/A
Dexiang Wei***	339,450	Due on demand	N/A	N/A
Guoji Luo***	780,868	Due on demand	N/A	N/A
Total	13,821,875
Loans from related parties, noncurrent
Guangzhou Aixiangbao Investment Limited Liability Partnership*	221,040,859	August 10, 2026	N/A	N/A
Zhenyang Shi**	135,650,000	December 31, 2026	4.90%	N/A
Total	356,690,859
*	On August 10, 2021, the Group entered into tripartite agreements with Focus Media, Inc (“Focus Media”) and Guangzhou Aixiangbao Investment Limited Liability Partnership (“Aixiangbao”), 100% owned by Mr. Shi, pursuant to which the Group is released from being the obligor to Focus Media under the liability but the obligor to Aixiangbao as Aixiangbao assumed the obligation on behalf of the Group in the amount of RMB221.0 million, among which included payables of RMB214.5 million for the year of 2020 and RMB6.5 million for the year of 2021. On September 10, 2021, the Group reached an agreement with Aixiangbao, pursuant to which the Group will not be required to repay the liability for five years and after then Aixiangbao can only require the Group to repay the liability in a non-cash method.
**	The purpose of obtaining loans from Zhenyang Shi is to maintain the daily operation of the Group.
***	The Company entered new related party loan agreements with these related parties during the year ended December 31, 2024 due on demand and no interest bearing. The related party loan balance as of December 31, 2023 with Dexiang Wei, Guoji Luo, Suna Yan and Guangzhou Golden Pomegranate Digital Media Co., Ltd. were fully repaid during twelve months ended December 31, 2024.

Interest expenses of loans from related parties for the years ended December 31, 2023, 2024 and 2025 amounted to RMB9,900,417, RMB8,621,249 and RMB 8,118,160 (US$1,160,881), respectively.

As of December 31, 2025, the Group’s future obligations for loans from related parties according to the terms of the loans are as follows:

For the Year ending December 31,	RMB	US$
2026	22,770,459	3,256,131
2027	6,632,150	948,385
2028	6,632,150	948,385
2029	6,632,150	948,385
2030	363,023,009	51,911,600
Total future loan payments	405,689,918	58,012,886
Less: Imputed interest	34,100,750	4,876,342
Total loans from related parties	371,589,168	53,136,544

f) Sales to a related party

		For the Years Ended December 31,
	Nature	2023	2024	2025	2025
		RMB	RMB	RMB	US$
Guangzhou Zhiyao Cloud Technology Co., Ltd. (previously known as Guangzhou Guozhi Pharmaceutical Co., Ltd.)	Drug sales	123,073	1,229,139	555,262	79,401

g) Purchase from a related party

		For the Years Ended December 31,
	Nature	2023	2024	2025	2025
		RMB	RMB	RMB	US$
Guangzhou Aopolikang Biotechnology Co., Ltd.	Drug purchase	142,031	25,499	9,041	1,293

h) Advertising service provided from a related party

		For the Years Ended December 31,
	Nature	2023	2024	2025	2025
		RMB	RMB	RMB	US$
Guangzhou Zhiyao Cloud Technology Co., Ltd.	Advertising service	—	—	546,060	78,086

i) Consulting service provided from a related party

		For the Years Ended December 31,
	Nature	2023	2024	2025	2025
		RMB	RMB	RMB	US$
Guangzhou Aopolikang Biotechnology Co., Ltd.	Consulting service	431,346	—	—	—

i)  Guarantee provided from related parties

As of December 31, 2025, the loans from Industrial Bank Co., Ltd. were of total amount of RMB25.0 million, with interest rates are 3.40% and 3.50% per annum. The loans were guaranteed by Zhenyang Shi, Li Xu, Wanmei Shi, Qilekang Modern Logistics and Qilekang Digital Health.

As of December 31, 2025, the loans fromAgricultural Bank of China were of total amount of RMB3.0 million, with interest rate is 3.15% per annum. The loans were guaranteed by Zhenyang Shi.

As of December 31, 2025, the loans from Bank of Guangzhou Co., Ltd. were of total amount of RMB3.0 million, with interest rate is 3.80% per annum. The loans were guaranteed by Zhenyang Shi, Li Xu and Qilekang Modern Logistics.

As of December 31, 2025, the loans from China Guangfa Bank Co., Ltd. were of total amount of RMB8.0 million, with interest rate is 3.20% per annum. The loans were guaranteed by Zhenyang Shi, Li Xu and Qilekang Modern Logistics.

As of December 31, 2025, the loan from Bank of Communications were of total amount of RMB6.0 million, with interest rate is 3.20% per annum. The loan was guaranteed by Zhenyang Shi, Li Xu and Qilekang Modern Logistics.

As of December 31, 2025, the loans from China CITIC Bank were of total amount of RMB5.0 million, with interest rate is 4.00% per annum. The loans were guaranteed by Qilekang Digital Health,Zhenyang Shi and Li Xu.

As of December 31, 2025, the loans from Agricultural Bank of China Co., Ltd. Guangzhou International Pharmaceutical Port Sub-branch; were of total amount of RMB1.9 million, with interest rate is 3.55% per annum. The loans were guaranteed by Zhenyang Shi and Li Xu.

As of December 31, 2025, the loans from Bank of Jiujiang were of total amount of RMB5.0 million, with interest rate is 5.00% per annum. The loans were guaranteed by Zhenyang Shi and Qilekang Modern Logistics.

As of December 31, 2025, the loans from Zhuhai China Resources Bank Co., Ltd. were of total amount of RMB5.4 million, with interest rate is 3.85% per annum. The loans were guaranteed by Zhenyang Shi, Li Xu and Qilekang Modern Logistics.

As of December 31, 2025, the loans from Bank of Jiujiang were of total amount of RMB2.4 million, with interest rate is 4.95% per annum. The loans were guaranteed by Qilekang Digital Health and Zhenyang Shi.

j)  Interest expense to related parties

	For the Years Ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Zhenyang Shi	7,361,275	6,672,018	6,636,661	949,030
Li Xu	288,000	265,872	30,420	4,350
Wanmei Shi	66,000	—	—	—
Guoji Luo	4,800	—	—	—
Nanjing Benyu Investments Management Limited	810,000	766,789	658,219	94,124
Aihua Peng	1,265,096	916,570	792,860	113,377
Guangzhou Zhiyao Cloud Technology Co., Ltd. (previously known as Guangzhou Guozhi Pharmaceutical Co., Ltd.)	105,246	—	—	—
Total	9,900,417	8,621,249	8,118,160	1,160,881